RETAINED EARNINGS (Tables)	12 Months Ended
Dec. 31, 2019
RETAINED EARNINGS
Schedule of retained earnings

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited

PRC statutory reserve	171,090	196,159	28,176
Unreserved retained earnings	481,597	542,208	77,884
Total retained earnings	652,687	738,367	106,060